Equity Method Investments	6 Months Ended
Sep. 30, 2026
Equity Method Investments and Joint Ventures [Abstract]
Equity Method Investments
11.	Equity method investments
During the six months ended September 30, 2026, the business of ORIX Bank, a former consolidated subsidiary of the Company, was classified as a discontinued operation. As a result, the amounts of equity method investments are presented based on continuing operations, excluding the discontinued operation, for both the current and prior periods. For further information on the discontinued operations, see Note 26 “Discontinued Operations.”
The Company applies a three-month reporting lag in recognizing its share of the results of certain equity method investees. Accordingly, the impact of fluctuations in the market prices of listed shares held by such investees is expected to be reflected in the third quarter.
Equity method investments at March 31, 2026 and September 30, 2026 consists of the following:

	Millions of yen
	March 31, 2026	September 30, 2026
Investment in corporate entities	¥868,090	¥842,093
Investment in real estate joint ventures	127,528	130,348
Investment in partnerships and other investments	308,455	1,098,603

	¥1,304,073	¥2,071,044